Fair Value Measurement - Schedule of Fair Values and Fair Value Hierarchy of Financial Instruments Carried at Fair Value on Recurring Basis (Details) - EUR (€) € in Thousands	Sep. 30, 2023	Sep. 30, 2022
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities	€ 6,925	€ 10,125
Recurring Fair Value Measurement
Disclosure of detailed information about financial instruments [line items]
Derivative assets	31,708	10,234
Recurring Fair Value Measurement | Level 2 | FVtPL
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities	6,925	10,125
Recurring Fair Value Measurement | Level 2 | FVtPL
Disclosure of detailed information about financial instruments [line items]
Derivative assets not designated as hedging instruments	28,795	10,234
Recurring Fair Value Measurement | Level 2 | FVtOCI
Disclosure of detailed information about financial instruments [line items]
Derivative assets designated as hedging instruments	€ 2,913	€ 0